Financial Instruments - Schedule of Carrying Amount of Assets Pledged as Collateral (Parenthetical) (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of financial assets [line items]
Loans and advances to customers	¥ 2,512,851	¥ 1,927,607
Borrowings From Securitization Backed
Disclosure of financial assets [line items]
Loans and advances to customers	¥ 55,000	¥ 55,000